Acquisitions Narrative (Details)	0 Months Ended	12 Months Ended				12 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended				12 Months Ended
	Dec. 18, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)	Jun. 11, 2014	Dec. 31, 2014 Parent Company USD ($)	Nov. 15, 2013 Parent Company USD ($)	Jan. 28, 2011 Parent Company USD ($)	Nov. 15, 2013 Customer Relationships [Member]	Nov. 15, 2013 Trade names Parent Company USD ($)	Jan. 28, 2011 Finite-Lived Intangible Assets Parent Company USD ($)	Jun. 11, 2014 Companhia Providencia Industria e Comercio [Member] USD ($) site	Dec. 31, 2014 Companhia Providencia Industria e Comercio [Member] USD ($)	Jun. 11, 2014 Companhia Providencia Industria e Comercio [Member] Customer Relationships [Member] USD ($)	Nov. 15, 2013 Fiberweb USD ($)	Dec. 31, 2014 Fiberweb USD ($)	Sep. 17, 2013 Fiberweb GBP (£)	Nov. 15, 2013 Fiberweb Customer Relationships [Member] USD ($)	Jun. 11, 2014 Senior Notes USD ($)	Dec. 31, 2014 Senior Secured Credit Agreement Line of Credit USD ($)	Dec. 31, 2014 7.75% Senior secured notes Senior Notes USD ($)	Dec. 28, 2013 7.75% Senior secured notes Senior Notes USD ($)	Jan. 28, 2011 Trade names Parent Company USD ($)	Nov. 27, 2013 Bridge Loan Senior Secured Bridge Credit Agreement USD ($)	Nov. 27, 2013 Bridge Loan Senior Unsecured Bridge Credit Agreement USD ($)	Jun. 11, 2014 North America [Member] Companhia Providencia Industria e Comercio [Member] site
Business Acquisition [Line Items]
Tangible asset impairment charges						$ 24,500,000						$ 16,900,000
Interest acquired												71.25%					100.00%
Number of Business Locations												3														1
Share price (in pounds per share)																	£ 1.02
Purchase price												424,832,000			287,800,000
Line of Credit Facility, Maximum Borrowing Capacity																								268,000,000	50,000,000
Proceeds from bridge loan		32,091,000	4,087,000	5,725,000
Proceeds from credit agreement																				295,000,000
Proceeds from Blackstone	30,700,000
Indefinite-lived intangibles															11,400,000
Finite-lived intangibles														19,000,000				42,757,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life									20 years
Revenue since acquisition																194,300,000
Loss since acquisition																3,400,000
Aggregrate purchase price of company								403,500,000
Long-term Debt		1,482,840,000	896,668,000																210,000,000		504,000,000	560,000,000
Debt Instrument, Interest Rate at Period End																			6.875%		7.75%
Deferred Portion of Purchase Price		42,440,000	0									47,931,000	42,400,000
Accretion Rate on Deferred Purchase Price					9.50%
Merger Agreement, Acquisition Related Costs, Capitalized Loan Acquisition Costs													10,600,000
Merger Agreement, Acquisition Related Costs, Loan Acquisition, Expensed Loan Acquisition Costs													10,700,000
Increase in carrying value of inventory							9,700,000					4,500,000
Goodwill acquired through merger			86,400,000
Acquired intangible assets							$ 85,996,000	$ 72,000,000		$ 11,412,000	$ 48,492,000												$ 23,500,000